Condensed Consolidated and Combined Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023		$ 1,325	$ 33,632,958	$ (11,248,836)	$ (7,263,808)	$ 15,121,639
Balance, shares at Dec. 31, 2023	[1]	13,250,000
Retroactive application of common control acquisition		$ 7,500	(7,500)		(2,556,410)	(2,556,410)
Retroactive application of common control acquisition, shares	[1]	75,000,000
Adjusted opening balance		$ 8,825	33,625,458	(11,248,836)	(9,820,218)	12,565,229
Adjusted opening balance, shares	[1]	88,250,000
Net income for the period					5,365,616	5,365,616
Foreign currency translation adjustments				(1,648,993)		(1,648,993)
Balance at Jun. 30, 2024		$ 8,825	33,625,458	(12,897,829)	(4,454,602)	16,281,852
Balance, shares at Jun. 30, 2024	[1]	88,250,000
Balance at Dec. 31, 2024		$ 1,469	37,186,924	(12,686,896)	(13,790,042)	10,711,455
Balance, shares at Dec. 31, 2024	[1]	14,687,500
Retroactive application of common control acquisition		$ 7,500	(7,500)
Retroactive application of common control acquisition, shares	[1]	75,000,000
Adjusted opening balance		$ 8,969	37,179,424	(12,686,896)	(13,790,042)	10,711,455
Adjusted opening balance, shares	[1]	89,687,500
Net income for the period					10,024,075	10,024,075
Foreign currency translation adjustments				1,368,175		1,368,175
Balance at Jun. 30, 2025		$ 8,969	$ 37,179,424	$ (11,318,721)	$ (3,765,967)	$ 22,103,705
Balance, shares at Jun. 30, 2025	[1]	89,687,500

[1]	The share amounts are presented on a retroactive basis, giving the effect from the completion of common control acquisition (see Note 1).